Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Basic earnings per share
Basic earnings per share:
($ in millions, except per share data in $)

2021

2020

2019

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

4,625 294 1,043
Income (loss) from discontinued operations, net of tax

(79) 4,852 396
Net income

4,546 5,146 1,439
Weighted-average number of shares outstanding (in millions) 2,001 2,111 2,133
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax

2.31 0.14 0.49
Income (loss) from discontinued operations, net of tax

(0.04) 2.30 0.19
Net income

2.27 2.44 0.67

Diluted earnings per share
Diluted earnings per share:
($ in millions, except per share data in $)

2021

2020

2019

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

4,625 294 1,043
Income (loss) from discontinued operations, net of tax

(79) 4,852 396
Net income

4,546 5,146 1,439
Weighted-average number of shares outstanding (in millions)

2,001 2,111 2,133
Effect of dilutive securities:
Call options and shares

18 8 2
Adjusted weighted-average number of shares outstanding (in millions) 2,019 2,119 2,135
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax

2.29 0.14 0.49
Income (loss) from discontinued operations, net of tax

(0.04) 2.29 0.19
Net income

2.25 2.43 0.67